Stock-based Compensation - Additional Information (Details) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended			24 Months Ended
	Jul. 02, 2020 shares	Jun. 08, 2020 USD ($) employee	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) employee	Jan. 01, 2021	Jul. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 12.7	$ 2.7	$ 30.7	$ 7.3	$ 10.6	$ 4.3	$ 2.1
Proceeds from release of shares upon repayment | $					$ 0.0	1.3	1.3	0.0	$ 0.0
Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Release of shares upon repayment | $							$ 0.1
Release of shares upon repayment (shares)							105,487
Settlement of subscriptions receivable, number of executive employees | employee		2
Incentive Compensation Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)	5,503,678
Common stock reserved for issuance, annual increase, percentage of outstanding shares	5.00%										5.00%
Maximum shares that may be issued upon exercise of incentive stock options (shares)	3,650,000
Common stock available for grant (shares)			5,733,902		5,733,902		4,936,501
Employee Stock Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)	1,000,000
Common stock reserved for issuance, annual increase, percentage of outstanding shares	1.00%										1.00%
Common stock available for grant (shares)			0		0
Number of shares available for issuance, annual increase (shares)	1,000,000
Incentive Share Option Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)												7,312,590
Common stock available for grant (shares)			0		0		0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 12.0	$ 2.7	$ 28.0	$ 7.3
Unrecognized expense | $			$ 104.7		$ 104.7		$ 36.9
Unrecognized expense, period for recognition					1 year 4 months 24 days		1 year 6 months
Share-based Payment Arrangement, Option [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $							$ 0.2	$ 0.2
Unrecognized expense | $							$ 0.1
Unrecognized expense, period for recognition							3 months 18 days
Subscriptions receivable, number of executive employees | employee										2
Subscriptions receivable | $										$ 1.5
Subscriptions receivable, weighted average interest rate										1.90%
Proceeds from release of shares upon repayment | $		$ 1.3
Share-based Payment Arrangement, Option [Member] | Incentive Share Option Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years		4 years
Expiration period					10 years		10 years
Restricted stock | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (shares)								513,537